Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2025
Property, plant and equipment [abstract]
Schedule of property, plant and equipment and disposal of assets

(in thousands of USD)	Note	Vessels	Vessels under construction	Right-of- use assets	Other tangible assets	Pre- payments	Total PPE
At January 1, 2025
Cost	—	4,020,942	628,405	5,212	30,098	1,657	4,686,314
Depreciation & impairment losses	—	(1,403,458)	—	(3,302)	(8,470)	—	(1,415,230)
Net carrying amount		2,617,484	628,405	1,910	21,628	1,657	3,271,084

Acquisitions	—	18,727	528,386	—	529	299	547,941
Acquisitions through business combinations	24	3,472,061	—	210,751	—	—	3,682,812
Disposals and cancellations	—	(75,316)	—	—	(110)	—	(75,426)
Depreciation charges	—	(152,608)	—	(8,105)	(2,054)	—	(162,767)
Transfer to assets held for sale	8	7,556	—	—	—	—	7,556
Impairments	—	—	—	(4,566)	—	—	(4,566)
Transfers	—	413,314	(413,314)	—	1,214	(1,214)	—
Translation differences	—	4,913	2,853	2,574	2,534	134	13,008
Balance at June 30, 2025		6,306,131	746,330	202,564	23,741	876	7,279,642

At June 30, 2025
Cost	—	7,821,483	746,330	214,944	35,246	876	8,818,879
Depreciation & impairment losses	—	(1,515,352)	—	(12,380)	(11,505)	—	(1,539,237)
Net carrying amount		6,306,131	746,330	202,564	23,741	876	7,279,642

(in thousands of USD)	Note	Sale price	Book Value	Gain	Loss
Alice - Sale	—	85,965	61,625	24,340	—
Anne - Sale	—	86,275	62,820	23,455	—
Aquitaine - Sale	—	90,268	58,657	31,611	—
Dominica - Sale	—	82,685	52,826	29,859	—
Desirade - Sale	—	85,965	56,071	29,894	—
Alboran - Sale	—	86,418	56,362	30,056	—
Aral - Sale	—	86,472	56,445	30,027	—
Andaman - Sale	—	86,976	56,636	30,340	—
Hatteras - Sale	—	90,310	59,368	30,942	—
Delos - Sale	—	112,888	83,611	29,277	—
Doris - Sale	—	113,010	84,438	28,572	—
Derius - Sale	—	104,627	81,458	23,169	—
Camus - Sale	—	123,420	92,228	31,192	—
Oceania - Sale	—	43,120	8,294	34,826	—
Noble - Sale	—	53,955	25,716	28,239	—
Nectar - Sale	—	53,955	23,873	30,082	—
Newton - Sale	—	53,955	33,285	20,670	—
CMA CGM Baikal - Sale	—	71,500	55,879	15,621	—
Corporate	—	2,000	1,625	375	—

For the six month period ended June 30, 2024		1,513,764	1,011,217	502,547	—

		Sale price	Book Value	Gain	Loss
Alsace - Sale	—	96,850	69,388	27,462	—
Cap Lara - Sale	—	33,213	14,437	18,776	—
Windcat 6 - Sale	—	268	48	220	—
Iris - Sale	—	99,990	42,857	57,133	—
Golden Ioanari - Sale	—	15,811	15,811	—	—
Golden Keen - Sale	—	16,848	16,649	199	—

For the six month period ended June 30, 2025		262,980	159,190	103,789	—

Schedule of capital commitments	These capital commitments can be detailed as follows:

(in thousands of USD)	Total	2025	2026	2027	2028	2029

Commitments in respect of:
Tankers	547,460	117,810	362,330	67,320	—	—
Dry bulk vessels	686,700	229,987	456,713	—	—	—
Container vessels	55,422	7,854	39,960	7,608	—	—
Chemical tankers	411,450	34,350	102,750	34,100	159,650	80,600
CSOVs	219,947	106,459	86,258	27,230	—	—
Total	1,920,979	496,460	1,048,011	136,258	159,650	80,600